Exhibit 1

DBGS 2018-BIOD Mortgage Trust

Commercial Mortgage Pass-Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

24 May 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Re:	DBGS 2018-BIOD Mortgage Trust
Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the DBGS 2018-BIOD Mortgage Trust securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 May 2018

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial ownership interests in DBGS 2018-BIOD Mortgage Trust (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of two promissory notes issued by 22 separate Delaware limited liability companies or limited partnerships (collectively, the “Borrowers”), which evidence a two-year componentized, interest-only floating rate mortgage loan, subject to five successive one-year extension options (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, first priority lien mortgages on the Borrowers’ fee simple, condominium and leasehold interests in 22 office properties and one parking garage (each, a “Mortgaged Property” and collectively, the “Mortgaged Properties”) located in 7 states and
d.	The Mortgage Loan has two related interest-only floating rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and collectively, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Mortgaged Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property as of 9 June 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Mortgaged Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Pmt Date and

b.       Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       First Pmt Date and

b.       Fully Extended Maturity

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Term Extended” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	Using the:

a.       Original Term and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.       Original Term Extended and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Remaining Term Extended” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Period”),
b.	Use the “1st Mortgage Original Balance” of the Mortgage Loan and each Mortgaged Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Mortgaged Property as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	The principal balance of the Mortgage Loan and each Mortgaged Property as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”),
c.	Use the “Mezzanine A Original Balance” of the Mezzanine A Loan and each Mortgaged Property, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine A Loan and each Mortgaged Property as of the Reference Date (the “Mezzanine A Current Balance”) and
ii.	The principal balance of the Mezzanine A Loan and each Mortgaged Property as of the “Maturity Date” of the Mezzanine A Loan (the “Mezzanine A Balloon Balance”) and
d.	Use the “Mezzanine B Original Balance” of the Mezzanine B Loan and each Mortgaged Property, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine B Loan and each Mortgaged Property as of the Reference Date (the “Mezzanine B Current Balance”) and
ii.	The principal balance of the Mezzanine B Loan and each Mortgaged Property as of the “Maturity Date” of the Mezzanine B Loan (the “Mezzanine B Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

10.	Using the:
a.	1st Mortgage Original Balance,
b.	Mezzanine A Original Balance,
c.	Mezzanine B Original Balance,
d.	1st Mortgage Current Balance,
e.	Mezzanine A Current Balance,
f.	Mezzanine B Current Balance,
g.	1st Mortgage Balloon Balance,
h.	Mezzanine A Balloon Balance and
i.	Mezzanine B Balloon Balance

of the Mortgage Loan, Mezzanine Loans and each Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Current Balance and
iii.	Total Debt Balloon Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	1st Mortgage Margin,
b.	Mezzanine A Margin,
c.	Mezzanine B Margin,
d.	1st Mortgage Original Balance,
e.	Mezzanine A Original Balance and
f.	Mezzanine B Original Balance

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Margin” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	LIBOR Rounding,
b.	1st Mortgage LIBOR Floor,
c.	Mezzanine A Floor,
d.	Mezzanine B Floor,
e.	1st Mortgage Margin,
f.	Mezzanine A Margin,
g.	Mezzanine B Margin and
h.	Total Debt Margin

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the LIBOR assumption of 1.90000% that was provided by the Depositor, we recalculated the:

Attachment A Page 5 of 9

12. (continued)

i.	Effective LIBOR 1st Mortgage,
ii.	Effective LIBOR Mezzanine,
iii.	1st Mortgage Coupon,
iv.	Mezzanine A Coupon,
v.	Mezzanine B Coupon and
vi.	Total Debt Coupon

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	1st Mortgage Margin,
b.	Mezzanine A Margin,
c.	Mezzanine B Margin,
d.	Total Debt Margin and
e.	LIBOR Cap

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	1st Mortgage Cap Coupon,
ii.	Mezzanine A Cap Coupon,
iii.	Mezzanine B Cap Coupon and
iv.	Total Debt Cap Coupon

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 14., we recalculated the:

i.	1st Mortgage Debt Service at LIBOR and
ii.	1st Mortgage Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at LIBOR” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 9

14. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

15.	Using the:
a.	Mezzanine A Original Balance,
b.	Mezzanine B Original Balance,
c.	Mezzanine A Coupon,
d.	Mezzanine B Coupon,
e.	Mezzanine A Cap Coupon,
f.	Mezzanine B Cap Coupon and
g.	Rate Type

of the Mezzanine Loans, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.                     Mezzanine A Debt Service at LIBOR,

ii.                   Mezzanine B Debt Service at LIBOR,

iii.	Mezzanine A Debt Service at Cap and
iv.	Mezzanine B Debt Service at Cap

of the Mezzanine Loans, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine A Debt Service at LIBOR” of the Mezzanine A Loan as the product of:

a.	The “Mezzanine A Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine A Coupon,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine B Debt Service at LIBOR” of the Mezzanine B Loan as the product of:

a.	The “Mezzanine B Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine B Coupon,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine A Debt Service at Cap” of the Mezzanine A Loan as the product of:

a.	The “Mezzanine A Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine A Cap Coupon,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine B Debt Service at Cap” of the Mezzanine B Loan as the product of:

a.	The “Mezzanine B Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine B Cap Coupon,” as shown on the Final Data File and
c.	365/360.

Attachment A Page 7 of 9

16.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	Mezzanine A Debt Service at LIBOR,
d.	Mezzanine B Debt Service at LIBOR,
e.	Mezzanine A Debt Service at Cap and
f.	Mezzanine B Debt Service at Cap

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt, Debt Service at LIBOR and
ii.	Total Debt, Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	1st Mortgage Current Balance,
b.	Mezzanine A Current Balance,
c.	Mezzanine B Current Balance,
d.	Total Debt Current Balance,
e.	1st Mortgage Balloon Balance,
f.	Total Debt Balloon Balance,
g.	Collateral SF,
h.	Aggregate “As-is” Appr. Value,
i.	UW NOI and
j.	UW NCF

of the Mortgage Loan, Mezzanine Loans, Mortgaged Properties, Total Debt Associated with the Mortgage Loan and Total Debt Associated with each Mortgaged Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage Current Balance / Unit,
ii.	Mezzanine A Current Balance / Unit,
iii.	Mezzanine B Current Balance / Unit,
iv.	Total Debt Current Balance / Unit,
v.	Appraised Value / Unit,
vi.	1st Mortgage “As Is” Current LTV,
vii.	Total Debt “As Is” Current LTV,
viii.	1st Mortgage “As Is” Maturity LTV,
ix.	Total Debt “As Is” Maturity LTV,
x.	1st Mortgage UW NOI Debt Yield,
xi.	Total Debt UW NOI Debt Yield,
xii.	1st Mortgage UW NCF Debt Yield and
xiii.	Total Debt UW NCF Debt Yield

of the Mortgage Loan, Mezzanine Loans, Mortgaged Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

17. (continued)

For the purpose of this procedure, we were instructed by the Depositor to round items vi. through xiii. to the nearest 1/10th of one percent.

18.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	Total Debt, Debt Service at LIBOR,
d.	Total Debt, Debt Service at Cap,
e.	UW NOI and
f.	UW NCF

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at LIBOR,
ii.	1st Mortgage UW NCF DSCR at LIBOR,
iii.	1st Mortgage UW NOI DSCR at Cap,
iv.	1st Mortgage UW NCF DSCR at Cap,
v.	Total Debt UW NOI DSCR at LIBOR,
vi.	Total Debt UW NCF DSCR at LIBOR,
vii.	Total Debt UW NOI DSCR at Cap and
viii.	Total Debt UW NCF DSCR at Cap

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round items i. through viii. above to two decimal places.

19.	Using the:
a.	Largest Tenant SF,
b.	2nd Largest Tenant SF,
c.	3rd Largest Tenant SF and
d.	Collateral SF

of each Mortgaged Property, all as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NSF,
ii.	2nd Largest Tenant % of NSF
iii.	3rd Largest Tenant % of NSF

of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

20.	Using the:
a.	Master & Primary Fee Rate,
b.	Cert Admin / Trustee Fee Rate,
c.	CREFC Fee and
d.	Operating Advisor Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Document Date

Mortgage Promissory Notes	9 May 2018

Mezzanine A Promissory Notes	9 May 2018

Mezzanine B Promissory Notes	9 May 2018

Mortgage Loan Agreement	9 May 2018

Mezzanine A Loan Agreement (see Note 1)	9 May 2018

Mezzanine B Loan Agreement (see Note 1)	9 May 2018

Settlement Statement	9 May 2018

Non-Consolidation Opinion	9 May 2018

Guaranty Agreement	9 May 2018

Cash Management Agreement	9 May 2018

LIBOR Cap Rate Agreement	8 May 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Exhibit 1 to Attachment A

Mortgaged Property Source Documents

Source Document Title	Document Date

Mortgaged Property Appraisal Reports	Various

Portfolio Appraisal Report	8 May 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Reports	Various

Phase I Environmental Reports	Various

Seismic Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 May 2018

Pro Forma Title Policies	Various

Ground Lease	28 January 2008

Note:

1.	The Mezzanine A loan agreement and Mezzanine B loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document

Address (see Note 1)	Mortgaged Property Appraisal Report
City (see Note 1)	Mortgaged Property Appraisal Report
State (see Note 1)	Mortgaged Property Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Market	Underwritten Rent Roll
Submarket	Underwritten Rent Roll
Primary Type	Mortgaged Property Appraisal Report
Secondary Type	Mortgaged Property Appraisal Report
Year Built	Mortgaged Property Appraisal Report
Latest Renovation	Mortgaged Property Appraisal Report
Collateral SF	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Aggregate “As-is” Appr. Value (see Note 2)	Mortgaged Property Appraisal Report or Portfolio Appraisal Report
“As-is” Value Date (see Note 2)	Mortgaged Property Appraisal Report or Portfolio Appraisal Report
Appraisal Firm	Mortgaged Property Appraisal Report
FIRREA	Mortgaged Property Appraisal Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Located in Seismic Zone (Yes/No)	Engineering Report
Date of Seismic Report (see Note 3)	Seismic Report
Seismic Firm (see Note 3)	Seismic Report
PML (%)(see Note 3)	Seismic Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 4)

Characteristic	Source Document

4th Most Recent Financial Statement Date	Underwriter’s Summary Report
4th Most Recent NCF	Underwriter’s Summary Report
3rd Most Recent Financial Statement Date	Underwriter’s Summary Report
3rd Most Recent NCF	Underwriter’s Summary Report
2nd Most Recent Financial Statement Date	Underwriter’s Summary Report
2nd Most Recent NCF	Underwriter’s Summary Report
Most Recent Financial Statement Date	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TILC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report

Major Tenant Information: (see Note 5)

Characteristic	Source Document

Largest Tenant	Underwritten Rent Roll
Largest Tenant SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant SF	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant SF	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Reserve	Mortgage Loan Agreement
Ongoing Tax Escrow	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Ongoing Insurance Escrow	Mortgage Loan Agreement
Initial Replacement Reserve	Mortgage Loan Agreement
Ongoing Required Replacement Reserves	Mortgage Loan Agreement
Initial TI/LC Reserve	Mortgage Loan Agreement
Ongoing Required TI/LC	Mortgage Loan Agreement
Initial Deferred Maintenance Reserve	Mortgage Loan Agreement
Initial Environmental Reserve	Mortgage Loan Agreement
Initial Debt Service Reserve	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document

Initial Other Reserve	Mortgage Loan Agreement
Initial Other Reserve Description	Mortgage Loan Agreement
Ongoing Other Reserve	Mortgage Loan Agreement
Ongoing Other Reserve Description	Mortgage Loan Agreement
Directs Investment (Borrower or Lender)	Mortgage Loan Agreement
Interest Goes to Borrower RE Tax	Mortgage Loan Agreement
Interest Goes to Borrower Insurance	Mortgage Loan Agreement
Interest Goes to Borrower Replacement Reserves	Mortgage Loan Agreement
Interest Goes to Borrower TI/LC	Mortgage Loan Agreement
Interest Goes to Borrower Other Escrows	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
1st Mortgage Original Balance	Mortgage Loan Agreement
1st Mortgage Margin	Mortgage Loan Agreement
1st Mortgage LIBOR Floor	Mortgage Loan Agreement
Mezzanine A Original Balance	Mezzanine A Loan Agreement
Mezzanine A Margin	Mezzanine A Loan Agreement
Mezzanine A Floor	Mezzanine A Loan Agreement
Mezzanine B Original Balance	Mezzanine B Loan Agreement
Mezzanine B Margin	Mezzanine B Loan Agreement
Mezzanine B Floor	Mezzanine B Loan Agreement
LIBOR Setting (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Reset Frequency (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Rounding (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap Guarantor Ratings (S/M/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
LIBOR Cap (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap Expiration (see Note 6)	LIBOR Cap Rate Agreement
LIBOR Cap Provider (see Note 6)	LIBOR Cap Rate Agreement
Spread Step (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Note Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Borr. Legal Name	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Payment Day (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Begin (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual End (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Rate Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Loan Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Pmt Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
1st. IO Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Exit Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Option (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Aggregate Extension Options (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Prepay Description	Mortgage Loan Agreement
Partial Prepay Permitted (Provisions)	Mortgage Loan Agreement
Penalty Period	Mortgage Loan Agreement
Open Period	Mortgage Loan Agreement
Prepay Penalty Start Date (see Note 7)	Mortgage Loan Agreement
Prepay Penalty End Date (see Note 8)	Mortgage Loan Agreement
Grace Days Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Days Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Default Rate (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
SPE	Mortgage Loan Agreement
Non Consol	Non-Consolidation Opinion
Ind. Director	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Lien Position	Pro Forma Title Policy
Fee Simple / Leasehold	Pro Forma Title Policy
Ground Lease	Ground Lease
Fully Extended Ground Lease Exp.	Ground Lease
Lockbox Type (see Note 9)	Mortgage Loan Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement
Excess Cash Trap Trigger	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Aggregate “As-is” Appr. Value” and “”As-is” Value Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the $1,272,000,000 “Portfolio Market Value As-Is” appraised value, which includes a 3.0% portfolio premium, and “5/1/2018” appraisal date, respectively, both as shown in the portfolio appraisal report Source Document. For the purpose of comparing the “Aggregate “As-is” Appr. Value” and “”As-is” Value Date” characteristics for each Mortgaged Property, the Depositor instructed us to use the individual “as is” appraised value and appraisal date for each Mortgaged Property, respectively, both as shown in the applicable mortgaged property appraisal report Source Document, even though the sum of the individual “as is” appraised values of the Mortgaged Properties does not equal the $1,272,000,000 “Aggregate “As-is” Appr. Value” that is shown on the Preliminary Data File for the Mortgage Loan.

3.	The Depositor instructed us to perform procedures on the:
a.	Date of Seismic Report,
b.	Seismic Firm and
c.	PML (%)

characteristics only for Mortgaged Properties where we received a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Major Tenant Information” characteristics for each Mortgaged Property, the Depositor instructed us to combine multiple spaces leased by the same tenant at the Mortgaged Property and instructed us to show the earliest lease expiration date, all as shown in the underwritten rent roll Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the:
a.	LIBOR Setting,
b.	LIBOR Reset Frequency,
c.	LIBOR Rounding,
d.	LIBOR Cap,
e.	LIBOR Cap Expiration,
f.	LIBOR Cap Provider,
g.	Spread Step,
h.	Note Date,
i.	Payment Day,
j.	Interest Accrual Begin,
k.	Interest Accrual End,
l.	Rate Type,
m.	Loan Type,
n.	First Pmt Date,
o.	Maturity Date,
p.	1st. IO Date,
q.	Exit Fee,
r.	Extension Option,
s.	Fully Extended Maturity,
t.	Aggregate Extension Options,
u.	Grace Days Default,
v.	Grace Days Late Fee,
w.	Default Rate and
x.	Late Fee

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through x. above.

7.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

8.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the “Payment Day” prior to the first “Payment Day” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

9.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A

Notes: (continued)

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrowers and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

ID
Loan Name
Property Name
Loan Seller
Prop Flag
Loan Flag
Properties per Loan
Phase II Recommended (Yes/No)
Material Recognized Environmental Concern (Y/N)
Date of Phase II Report
Cut-off Date
Libor Assumption
1st Amortization Date
Mezz Amort
Lockout Exp Date
Lockout Period
Debt Service Check
Interest Goes to Borrower Immediate Repairs
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
CREFC Fee
Operating Advisor Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.